Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals)	Jun. 30, 2020 $ / shares shares	Jun. 30, 2020 ₪ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ₪ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share) | (per share)	$ 0.11	₪ 0.40	$ 0.11	₪ 0.40
Common stock, shares authorized	45,000,000	45,000,000	45,000,000	45,000,000
Common stock, shares issued	13,463,771	13,463,771	13,463,771	13,463,771
Common stock, shares outstanding	10,334,126	10,334,126	10,334,126	10,334,126
Common stock, par value (in New Shekels per share) | (per share)	$ 0.11	₪ 0.40	$ 0.11	₪ 0.40